Note 9 - Debt	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Debt Disclosure [Text Block]
9	Debt:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

Bank / Vessel(s)	December 31,	December 31,
	2016	2017
Total long term debt:
ABN (M/T Eco Fleet, M/T Eco Revolution and M/T Nord Valiant)	59,838	53,538
NORD/LB (M/T Stenaweco Excellence)	22,162	20,116
Alpha Bank (M/T Stenaweco Elegance)	-	22,150
Total long term debt	82,000	95,804
Less: deferred finance fees	(1,546)	(2,038)
Total long term debt net of deferred finance fees	80,454	93,766

Out of which:
Current portion of long term debt	7,995	9,508
Long term debt	72,459	84,258

Short term debt from related parties:
Family Trading facility	4,085	-
Less deferred finance fees	-	-
Current portion of loans from related parties net of deferred finance fees	4,085	-

Short Term Debt:
Unsecured Notes	-	8,878
AT Bank predelivery facility	-	1,499
Less deferred finance fees	-	(194)
Current portion of loans net of deferred finance fees	-	10,183

Total Debt net of deferred finance fees	84,539	103,949

(a). LONG-TERM DEBT

ABN Amro Facility

On
July 9, 2015,
the Company entered into a credit facility with ABN Amro Bank of Holland for
$42,000
(“the ABN Amro facility”) for the financing of the vessels M/T Eco Fleet and M/T Eco Revolution (
$21,000
per financed vessel). This facility was amended on
September 28, 2015
and was increased to
$44,400
(
$22,200
per vessel), with all other terms remaining the same except for the margin which was increased by
0.15%.
The credit facility is repayable in
4
consecutive quarterly installments of
$500,
4
consecutive quarterly installments of
$512.5,
4
consecutive quarterly installments of
$525
and
12
consecutive quarterly installments of
$387.5
for each of the financed vessels, commencing on
October 13, 2015
for M/T Eco Fleet and on
April 15, 2016
for M/T Eco Revolution plus a balloon installment of
$11,400
for each of the financed vessels, payable together with the last installment in
July 2021
and in
January 2022,
respectively. On
August 1, 2016,
the Company amended the ABN Facility to increase the borrowing limit to
$64,400
and added another tranche to the loan, "Tranche C", which is secured by vessel M/T Nord Valiant. Tranche C is repayable in
12
consecutive quarterly installments of
$550
each and
12
consecutive quarterly installments of
$363
each, commencing on
November 2016,
plus a balloon installment of
$9,050
payable together with the last installment in
August 2022.
Apart from the inclusion of M/T Nord Valiant as a collateralized vessel and the reduction of the margin to
3.75%
(applicable only to Tranche C),
no
other material changes were made to the ABN Facility.

The Company drew down
$21,000
under the ABN Amro facility on
July 13, 2015
to finance the last shipyard installment of M/T Eco Fleet and another
$1,200
on
September 30, 2015.
Furthermore, the Company drew down
$22,200
under the ABN facility on
January 15, 2016
to finance the last shipyard installment of M/T Eco Revolution. Finally, on
August 5, 2016
the Company drew down
$20,000
under the Tranche C of the ABN facility to partly finance the last shipyard installments of M/T Nord Valiant.

The facility contains various covenants, including (i) an asset cover ratio of
130%,
(ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no
more than
75%
and (iii) minimum free liquidity of
$750
per collateralized vessel. Additionally, the facility contains restrictions on the shipowning company incurring further indebtedness or guarantees. It also restricts the shipowning company from paying dividends if such a payment would result in an event of default or in a breach of covenants under the loan agreement.

The facility is secured as follows:

•	First priority mortgage over M/T Eco Fleet, M/T Eco Revolution and M/T Nord Valiant;
•	Assignment of insurance and earnings of the mortgaged vessels;
•	Specific assignment of any time charters with duration of more than 12 months;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the shipowning subsidiaries;
•	Pledge over the earnings account of the vessels.

On
April 21, 2017,
the Company was informed by ABN Amro that the Company was in breach of a loan covenant that requires that any member of the family of Mr. Evangelos J. Pistiolis maintain an ownership interest (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) of
30%
of the Company's outstanding common shares. ABN Amro requested that either the family of Mr. Evangelos J. Pistiolis maintain an ownership interest of at least
30%
of the outstanding common shares or maintain a voting rights interest of above
50%
in the Company. In order to regain compliance with the loan covenant, the Company issued the Series D preferred shares (see Note
11
). On
July 28, 2017
ABN Amro by way of a supplemental agreement removed the loan covenant that required that any member of the family of Mr. Evangelos J. Pistiolis maintains an ownership interest of
30%
of the Company’s issued and outstanding common shares and replaced it with a covenant that states that no
other party other than a member of the family of Mr. Evangelos J. Pistiolis (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) acquires a voting interest of more than
50%
of the Company’s share capital, without ABN Amro’s prior written approval.

The ABN Amro facility bears interest at LIBOR plus a margin of
3.90%,
except for the Tranche C part of the facility that bears interest at LIBOR plus a margin of
3.75%.
The applicable
three
-month LIBOR as of
December 31, 2017
was about
1.7%.
As of
December 31, 2017,
the outstanding balance of the ABN Amro facility is
$53,538.

NORD/LB Facility

On
May 11, 2016,
the Company entered into a credit facility with NORD/LB Bank of Germany for
$23,185
(“the NORD/LB facility”) for the financing of the vessel M/T Stenaweco Excellence. The credit facility is repayable in
12
consecutive quarterly installments of
$511
and
16
consecutive quarterly installments of
$473,
commencing in
August 2016,
plus a balloon installment of
$9,480
payable together with the last installment in
May 2023.

The Company drew down
$23,185
under the NORD/LB facility on
May 13, 2016
to finance the last shipyard installment of the M/T Stenaweco Excellence.

The facility contains various covenants, including (i) an asset cover ratio of
125%
for the
first
three
years and
143%
thereafter, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no
more than
75%
and (iii) minimum free liquidity of
$750
per collateralized vessel and
$500
per bareboated chartered-in vessel. Additionally, the facility contains restrictions on the shipowning company incurring further indebtedness or guarantees. It also restricts the shipowning company from paying dividends if such a payment would result in an event of default or in a breach of covenants under the loan agreement.

The facility is secured as follows:

•	First priority mortgage over M/T Stenaweco Excellence;
•	Assignment of insurance and earnings of the mortgaged vessel;
•	Specific assignment of any time charters with duration of more than 12 months;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the shipowning subsidiary;
•	Pledge over the earnings account of the vessel.

On
May 16, 2017
NORD/LB by way of a supplemental agreement provided a waiver until
December 31, 2017
for the breach of the loan covenant that requires that any member of the family of Mr. Evangelos J. Pistiolis maintains an ownership interest (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) of
20%
of the Company’s issued and outstanding common shares. In addition NORD/LB agreed to reduce the abovementioned minimum percentage to
10%.
In
January 8, 2018
NORD/LB agreed to replace said covenant with a covenant that states that no
other party other than a member of the family of Mr. Evangelos J. Pistiolis (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) acquires a voting interest of more than
50%
of the Company’s share capital, without NORD/LB’s prior written approval.

The NORD/LB facility bears interest at LIBOR plus a margin of
3.43%.
The applicable
three
-month LIBOR as of
December 31, 2017
was about
1.7%.
As of
December 31, 2017,
the outstanding balance of the NORD/LB facility is
$20,116.

Alpha Bank Facility

On
July 20, 2016,
Eco Seven that was later acquired by the Company entered into a credit facility with Alpha Bank of Greece for
$23,350
(“the Alpha facility”) for the financing of the vessel M/T Stenaweco Elegance. The credit facility is repayable in
12
consecutive quarterly installments of
$400
and
20
consecutive quarterly installments of
$303,
commencing in
May 2017,
plus a balloon installment of
$12,500
payable together with the last installment in
February 2025.

The Company drew down
$23,350
under the Alpha facility on
February 24, 2017
to finance the last shipyard installment of the M/T Stenaweco Elegance.

The facility contains various covenants, including (i) an asset cover ratio of
125%,
(ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no
more than
75%,
(iii) minimum free liquidity of
$750
per collateralized vessel, (iv) EBITDA is required to be greater than
120%
of fixed charges and (v) market value adjusted net worth is required to be greater than or equal to
$20,000.
It also restricts the shipowning company from incurring further indebtedness or guarantees and from paying dividends if such a payment would result in an event of default or in a breach of covenants under the loan agreement.

The facility is secured as follows:

•	First priority mortgage over M/T Stenaweco Elegance;
•	Assignment of insurance and earnings of the mortgaged vessel;
•	Specific assignment of any time charters with duration of more than 12 months;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the shipowning subsidiary;
•	Pledge over the earnings account of the vessel.

The Alpha facility bears interest at LIBOR plus a margin of
3.50%.
The applicable
three
-month LIBOR as of
December 31, 2017
was about
1.7%.
As of
December 31, 2017,
the outstanding balance of the Alpha facility is
$22,150.

AT Bank Facility

On
September 5, 2017,
the Company entered into a credit facility with AT Bank for
$23,500
to fund the delivery of M/T Eco Palm Desert (the “AT Bank Senior Facility”), due for delivery in the third
quarter of
2018.
This facility is repayable in
20
consecutive quarterly installments of
$325,
commencing
three
months from draw down, and a balloon payment of
$17,000
payable together with the last installment.

The facility contains various covenants, including (i) an asset cover ratio of
115%
for the
first
year,
120%
for the
second
year,
125%
for the
third
year and
140%
thereafter, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no
more than
75%
and (iii) minimum free liquidity of
$750
per collateralized vessel and
$500
per bareboated chartered-in vessel. Additionally, the facility contains restrictions on the shipowning company incurring further indebtedness or guarantees and paying dividends.

The facility is secured as follows:

•	First priority mortgage over M/T Eco Palm Desert;
•	Assignment of insurance and earnings of the mortgaged vessel;
•	Specific assignment of any time charters with duration of more than 12 months;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the shipowning subsidiary;
•	Pledge over the earnings account of the vessel.

The AT Bank Senior Facility bears interest at LIBOR plus a margin of
4%
and a commitment fee of
2%
per annum is payable quarterly in arrears over the committed and undrawn portion of the facility, starting from the date of signing the commitment letter. The applicable three
-month LIBOR as of
December 31, 2017
was about
1.7%.
As of
December 31, 2017,
the Company has
not
drawn down any amounts under the AT Bank Senior Facility.

(b). SHORT-TERM DEBT

Unsecured Notes

On
November 13
and on
December 14, 2017
the Company entered into
two
unsecured notes with Crede Capital Group LLC (the “Crede Notes”) as follows:

Agreement date	Amount drawn	Undrawn Amount	Fees	Interest	Amount settled	Outstanding Amount	Maturity
November 13, 2017	17,500	-	-	11	(17,500)	-	November 13, 2019
December 14, 2017	12,500	10,000	-	8	(3,622)	8,878	December 14, 2019
	30,000	10,000	-	19	(21,122)	8,878

The
first
Crede Note carried a single revolving option for additional
$5.0
million that the Company exercised on
November 20, 2017,
bringing the total drawn amount to
$17,500.
The
second
Crede Note carries
two
revolving options for an additional
$5.0
million each. An amount of
$21,122
was settled with proceeds from the First and Second Crede Purchase Agreement (Note
11
).

The proceeds from the sales of the Crede Notes were used for vessel acquisitions and general corporate purposes. The Notes bear interest at a rate of
2.0%
for the period of
ninety
days starting on the closing date, (ii)
10.0%
for the period of
ninety
days starting on the date that is
ninety
days immediately following the closing date and (iii)
15.0%
starting on the date that is
one hundred eighty
days immediately following the closing date.

The Crede Notes carry customary covenants and restrictions, including the covenant that all net proceeds that the Company receives from the sale of any equity securities of the Company shall be utilized exclusively to repay any outstanding amounts under the Crede Notes until the Crede Notes are repaid in full. The Crede Notes also restrict the Company from redeeming, repurchasing or declaring any cash dividend or distribution on any of its capital stock (other than any obligations to do so outstanding as of the issuance dates of the Notes), as long as there were outstanding amounts under the Crede Notes.

Unsecured Notes

From
February 6
to
September 15, 2017
the Company entered into a series of unsecured short term notes (the “Notes”) with Kalani Investments Ltd and Xanthe Holdings Ltd as follows:

Agreement date	Amount drawn	Fees	Interest	Amount settled	Amounts forgiven	Outstanding Amount	Maturity	Counterparty
February 6, 2017	3,500	210	22	(3,500)	-	-	May 15, 2017	Kalani
March 22, 2017	5,000	200	7	(5,000)	-	-	October 7, 2017	Kalani
March 28, 2017	10,000	-	24	(10,000)	-	-	August 25, 2017	Kalani
April 5, 2017	7,700	-	42	(7,700)	-	-	September 4, 2017	Kalani
May 15, 2017	5,000	-	28	(3,882)	(1,118)	-	August 23, 2017	Xanthe
June 26, 2017	3,000	-	2	(3,000)	-	-	October 24, 2017	Kalani
July 12, 2017	3,060	60	16	(3,060)	-	-	November 7, 2017	Xanthe
September 15, 2017	2,020	20	6	(2,020)	-	-	December 14, 2017	Xanthe
	39,280	490	147	(38,162)	(1,118)	-

As of
December 31, 2017
all the Notes have been settled except an amount of
$1,118
which has been written-off, following discussions with the noteholder Xanthe and is included in “Other, net” in the accompanying consolidated statements of comprehensive loss. All the above, fees, interest and principal were settled with proceeds from the Common stock purchase agreement (Note
11
).

The proceeds from the sales of the Notes were used for vessel acquisitions and general corporate purposes. The Notes bore interest at a rate of
6%
and carried customary covenants and restrictions, including the covenant that all net proceeds that the Company received from the sale of any equity securities of the Company shall be utilized exclusively to repay any outstanding amounts under the Notes until the Notes are repaid in full. The Notes also restrict the Company from redeeming, repurchasing or declaring any cash dividend or distribution on any of its capital stock (other than any obligations to do so outstanding as of the issuance dates of the Notes), as long as there were outstanding amounts under the Notes.

Series C preferred convertible shares

On
February 17, 2017,
the Company completed a private placement of
7,500
Series C convertible preferred shares (the “Series C shares”) for an aggregate principal amount of
$7,500
with Xanthe Holdings Ltd (“Xanthe”) a non-U.S. institutional investor, non-affiliated with the Company but affiliated with Kalani Investments Limited (“Kalani”) (see Note
11
). The Company has accounted for the sale of the Series C shares as a debt issuance since its characteristics are more akin to debt rather than equity and dividends of the Series C shares were accounted as interest. Pursuant to the issuance of the Series C Shares, the Company recognized the beneficial conversion feature (“BCF”) by allocating the intrinsic value of the conversion option, which is the number of shares of common stock available upon conversion multiplied by the difference between the effective conversion price per share and the fair value of the Company's common stock per share on the commitment date, to additional paid-in capital. Since the intrinsic value of the BCF at the commitment date was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF was limited to the amount of the proceeds allocated to the convertible instrument. The Company initially recognized
$7,500
of debt discount, which it fully amortized in the year ended
December 31, 2017,
included in Interest and finance costs in the accompanying Statement of comprehensive loss. Series C shares were fully converted into common stock by
October 31, 2017
and dividends amounting to
$600
were included in Interest and finance costs in the accompanying Statement of comprehensive loss.

AT Bank Predelivery Facility

On
September 5, 2017,
the Company entered into a credit facility with AT Bank for
$8,993
for the pre-delivery financing of M/T Eco Palm Desert (the “AT Bank Predelivery Facility”). This facility can be drawn down in five
tranches to finance in full the last
five
pre-delivery instalments of M/T Eco Palm Desert due for payment between
August 2017
and
May 2018
and will be repaid from the proceeds of the AT Bank Senior Facility on the drawdown of the latter.

The facility contains various covenants, including a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no
more than
75%
and minimum free liquidity of
$750
per collateralized vessel and
$500
per bareboated chartered-in vessel. Additionally, the facility contains restrictions on the subsidiary that owns the newbuilding contract from incurring further indebtedness or guarantees and from paying any dividends.

The facility is secured as follows:

•	Assignment to the bank of the newbuilding contract and of the respective refund guarantee of M/T Eco Palm Desert;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the subsidiary owning the newbuilding contract;

The AT Bank Predelivery Facility bears interest at LIBOR plus a margin of
8.5%
and a commitment fee of
4.25%
per annum is payable quarterly in arrears over the committed and undrawn portion of the facility, starting from the date of signing the commitment letter. The applicable three
-month LIBOR as of
December 31, 2017
was about
1.7%.
The Company drew down
$1,499
under the AT Bank Predelivery Facility in
September 2017,
to finance
one
shipyard installment of M/T Eco Palm Desert and as of
December 31, 2017
the outstanding balance of the facility is
$1,499
and has an undrawn balance of
$7,494.

(c). SHORT-TERM DEBT FROM RELATED PARTIES

Amended Family Trading Credit Facility

On
December 23, 2015,
the Company entered into an unsecured revolving credit facility with Family Trading ("the Family Trading facility"), a related party owned by the Lax Trust, for up to
$15,000
to be used to fund the Company's newbuilding program and working capital relating to the Company's operating vessels. This facility was repayable in cash no
later than
December 31, 2016,
but the Company had the option to extend the facility's repayment up to
December 31, 2017.
On
December 28, 2016
the maturity of the Family Trading facility was extended to
January 31, 2017
and on
January 27, 2017
the maturity of the Family Trading loan was extended to
February 28, 2017
with all terms remaining the same.

On
February 21, 2017,
the Company amended and restated the Family Trading Credit Facility (the "Amended Family Trading Credit Facility") in order to, among other things, remove any limitation in the use of funds drawn down under the facility, reduce the mandatory cash payment due under the facility when the Company raises capital through the issuance of certain securities, remove the revolving feature of the facility, and extend the facility for up to three
years. Additionally, the interest rate of the facility increased to
10%
(from
9%
) and the commitment fee decreased to
2.5%
(from
5%
). Further, under the terms of the Amended Family Trading Credit Facility, if the Company raises capital via the issuance of warrants, debt or equity, it is obliged to repay any amounts due under the Amended Family Trading Credit Facility and any accrued interest and fees up to the time of the issuance in cash or in Common Shares at Family Trading's option. Family Trading retains the right to delay this mandatory repayment at its absolute discretion. For the first
six
months after the execution of the facility,
no
more than
$3,500
could be mandatorily prepaid in cash. Subject to certain adjustments pursuant to the terms of the Amended Family Trading Credit Facility, the number of common shares to be issued as repayment of the amounts outstanding under the facility will be calculated by dividing the amount redeemed by
80%
of the lowest daily Volume-Weighted Average Price (“VWAP”) of the Company’s common shares on the Nasdaq Capital Market during the twenty
consecutive trading days ending on the trading day prior to the payment date (the "Applicable Price"), provided, however, that at no
time shall the Applicable Price be lower than
$0.60
per common share (the "Floor Price").

Further, in the case where the Company raises capital (whether publicly or privately) and the Applicable Price is higher than the lowest of (henceforth the "Issuance Price"):

a.	the price per share issued upon an equity offering of the Company;
b.	the exercise price of warrants or options for common shares;
c.	the conversion price of any convertible security into common shares; or
d.	the implied exchange price of the common shares pursuant to an asset to equity or liability to equity swap,

then the Applicable Price will be reduced to the Issuance Price. Finally, in case the Applicable Price is higher than the exercise price of the Company’s warrants, the Applicable Price will be reduced to the exercise price of such outstanding warrants.

As of
December 31, 2016
and
2017,
the outstanding amount under the Amended Family Trading Credit Facility is
$4,085
and
$0,
respectively. The Company during
2017
has drawn
$3,148
and repaid
$7,233
and has an undrawn balance of
$11,852
under the Amended Family trading Credit Facility.

The Company during the year ended
December 31, 2017
issued
4
common shares as payment for
$1,198
of accrued fees and interest under the Amended Family Trading Credit Facility, that resulted in additional non-cash debt conversion expenses amounting to
$842,
included in Interest and finance costs in the accompanying Statement of comprehensive loss.

Related party interest expense for the year ended
December 31, 2015,
2016
and
2017
incurred in connection with this credit facility, amounted to
$4,
$302
and
$111
respectively and is included in interest and finance costs in the accompanying consolidated statements of comprehensive loss. Related party commitment fees for the year ended
December 31, 2015,
2016
and
2017
incurred in connection with this credit facility, amounted to
$16,
$207
and
$366
respectively and are included in interest and finance costs in the accompanying consolidated statements of comprehensive loss. Deferred financing costs of
$341
are included in the line item “Deferred financing costs” in accompanying consolidated balance sheets for
December 31, 2017.

Scheduled Principal Repayments:
The Company’s annual principal payments required to be made after
December 31, 2017
on its loan obligations, are as follows (assuming that the Company will not
draw any additional funds under the Family Trading or the AT Bank Predelivery Facilities):

Years
December 31, 2018	19,099
December 31, 2019	10,118
December 31, 2020	9,050
December 31, 2021	19,965
December 31, 2022	26,326
December 31, 2023 and thereafter	43,624
Total	128,182

As of
December 31, 2017,
the Company was in compliance with all debt covenants with respect to its loans and credit facilities.

Financing Costs:
The net additions in deferred financing costs amounted to
$812
and
$2,667
during the years ended
December 31, 2016
and
2017
respectively. For
2016,
the respective amount relates to
$533
of arrangement fees,
$131
of financing fees paid to CSM as per the provisions of the Letter Agreement between the latter and the Company (see Note
5
) and
$111
of legal fees and
$37
of commitment fees, all relating to the ABN Amro and NORD/LB facilities. For
2017,
the respective amount relates to
$646
of arrangement fees, commitment fees and legal fees relating to the AT Bank facilities,
$625
of fees relating to the extension of the Family Trading Facility,
$490
of arrangement fees relating to the Notes,
$470
of arrangement fees, commitment fees and legal fees relating to the Alpha Bank Facility,
$297
of arrangement fees, commitment fees and legal fees relating to the Series C shares and
$139
of financing fees paid to CSM as per the provisions of the Letter Agreement between the latter and the Company.